Slow Capital Growth Fund
Schedule of Investments
January 31, 2026 (Unaudited)
COMMON STOCKS — 98.95% Shares Fair Value
Communications — 14.73%
Alphabet, Inc., Class A 17,176 $ 5,805,488
Netflix, Inc.
(a)
50,200 4,191,198
Spotify Technology SA
(a)
7,650 3,827,678
13,824,364
Consumer Discretionary — 16.82%
Amazon.com, Inc.
(a)
16,315 3,904,180
MercadoLibre , Inc.
(a)
2,000 4,295,580
Ross Stores, Inc. 15,665 2,955,202
Tesla, Inc.
(a)
10,747 4,625,616
15,780,578
Consumer Staples — 2.82%
Costco Wholesale Corp. 2,815 2,646,804
Energy — 3.34%
First Solar, Inc.
(a)
13,906 3,136,081
Financials — 1.86%
Chubb Ltd. 5,637 1,744,990
Health Care — 17.40%
BeOne Medicines Ltd. - ADR
(a)
5,500 1,872,090
GRAIL, Inc.
(a)
18,200 1,780,324
Illumina, Inc.
(a)
18,310 2,651,471
Intuitive Surgical, Inc.
(a)
6,341 3,197,259
Mettler-Toledo International, Inc.
(a)
1,500 2,059,860
Regeneron Pharmaceuticals, Inc. 3,640 2,698,878
Repligen Corp.
(a)
13,835 2,066,534
16,326,416
Industrials — 4.67%
Deere & Co. 4,377 2,311,056
Symbotic , Inc.
(a)
38,098 2,071,388
4,382,444
Technology — 37.31%
Accenture PLC, Class A 6,795 1,791,434
Analog Devices, Inc. 10,613 3,299,369
Apple, Inc. 11,212 2,909,290
Broadcom, Inc. 15,530 5,145,088
Crowdstrike Holdings, Inc., Class A
(a)
6,650 2,935,344
Datadog, Inc., Class A
(a)
18,320 2,369,142
HubSpot, Inc.
(a)
6,700 1,876,000
Nvidia Corp. 24,555 4,693,197
ON Semiconductor Corp.
(a)
43,538 2,607,491
ServiceNow, Inc.
(a)
23,500 2,749,735
Synopsys, Inc.
(a)
5,800 2,697,667
Veeva Systems, Inc., Class A
(a)
9,450 1,927,044
35,000,801

Slow Capital Growth Fund
Schedule of Investments (continued)
January 31, 2026 (Unaudited)
Total Common Stocks/ Investments — 98.95% (Cost $85,165,890) $ 92,842,478
Other Assets in Excess of Liabilities — 1.05% 984,478
NET ASSETS — 100.00% $ 93,826,956
(a) Non-income producing security.
ADR - American Depositary Receipt.